Operating Segments Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating Segments Information
4 1 .	OPERATING SEGMENTS INFORMATION
The Group has the following reportable segments: Packaging, Testing and EMS. The Group packages bare semiconductors into finished semiconductors with enhanced electrical and thermal characteristics; provides testing services, including front-end
engineering testing, wafer probing and final testing services; engages in the designing, assembling, manufacturing and sale of electronic components and telecommunications equipment motherboards. Information about other business activities and operating segments that are not reportable are combined and disclosed in “Others.” The Group engages in other activities such as substrate production as well as sale and leasing of real estate properties.
The accounting policies for segments are the same as those described in Note 4. The measurement basis for resources allocation and performance evaluation is based on profit before income tax.

a.	Segment revenues and operation results

	Packaging	Testing	EMS	Others	Adjustments and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2020

Revenue from external customers	$218,666,071	$47,271,074	$204,690,669	$6,350,896	$—	$476,978,710
Inter-group revenues (Note 1)	10,436,168	435,587	21,472,775	7,234,303	(39,578,833)	—
Segment revenues	229,102,239	47,706,661	226,163,444	13,585,199	—	516,557,543
Interest income	133,160	79,821	275,766	32,036	—	520,783
Interest expense	(2,244,280)	(564,269)	(443,519)	(185,160)	—	(3,437,228)
Depreciation and amortization	(32,333,229)	(14,189,024)	(2,877,546)	(1,859,266)	—	(51,259,065)
Share of the profit or loss of associates and joint ventures	362,133	99,670	85,809	—	—	547,612
Impairment loss	(218,600)	(773,673)	—	—	—	(992,273)
Segment profit before income tax	17,476,440	10,277,760	8,438,766	(424,168)	—	35,768,798
Expenditures for segment assets	38,643,303	14,275,397	5,614,409	491,092	—	59,024,201

December 31, 2020

Investments accounted for using the equity method	9,146,344	1,340,307	2,320,022	—	—	12,806,673
Contract assets	3,641,244	1,141,660	—	—	—	4,782,904

For the year ended December 31, 2021

Revenue from external customers	272,543,899	49,978,736	239,488,267	7,986,231	—	569,997,133
Inter-group revenues (Note 1)	7,244,889	339,619	27,825,073	7,527,260	(42,936,841)	—
Segment revenues	279,788,788	50,318,355	267,313,340	15,513,491	—	612,933,974
Interest income	61,141	88,874	301,072	91,242	—	542,329
Interest expense	(1,604,107)	(405,648)	(629,584)	(159,596)	—	(2,798,935)
Depreciation and amortization	(34,384,500)	(13,819,080)	(4,336,266)	(1,984,431)	—	(54,524,277)
Share of the profit or loss of associates and joint ventures	737,650	66,107	95,943	—	—	899,700
Impairment loss	(86,997)	(39,769)	—	—	—	(126,766)
Segment profit before income tax	41,581,126	11,998,938	8,528,675	18,085,030	—	80,193,769
Expenditures for segment assets	48,531,368	16,773,513	7,654,560	1,458,100	—	74,417,541

December 31, 2021

Investments accounted for using the equity method	12,744,756	1,896,372	2,355,472	—	—	16,996,600
Contract assets	4,735,181	872,028	—	—	—	5,607,209

For the year ended December 31, 2022

Revenue from external customers	$303,947,502	$55,960,182	$301,966,818	$8,998,141	$—	$670,872,643
Inter-group revenues (Note 1)	6,940,878	524,387	35,533,226	9,080,132	(52,078,623)	—
Segment revenues	310,888,380	56,484,569	337,500,044	18,078,273	—	722,951,266
Interest income	109,148	84,562	418,507	42,530	—	654,747
Interest expense	(2,150,382)	(463,043)	(1,029,128)	(346,581)	—	(3,989,134)
Depreciation and amortization	(33,509,358)	(14,901,939)	(4,654,383)	(2,386,209)	—	(55,451,889)
Share of the profit or loss of associates and joint ventures	779,474	81,627	324,276	—	—	1,185,377
Impairment loss	(64,257)	(105,169)	(219,349)	—	—	(388,775)
Segment profit before income tax	51,824,438	14,626,156	14,368,179	944,855	—	81,763,628
Expenditures for segment assets	45,936,563	21,765,965	6,188,401	1,909,645	—	75,800,574

December 31, 2022

Investments accounted for using the equity method	10,341,203	1,643,940	2,694,203	—	—	14,679,346
Contract assets	4,869,541	861,632	—	—	—	5,731,173

	Packaging	Testing	EMS	Others	Adjustments and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2022

Revenue from external customers	$9,890,905	$1,821,028	$9,826,450	$292,813	$—	$21,831,196
Inter-group revenues (Note 1)	225,867	17,064	1,156,304	295,481	(1,694,716)	—
Segment revenues	10,116,771	1,838,092	10,982,754	588,294	—	23,525,911
Interest income	3,551	2,752	13,619	1,384	—	21,306
Interest expense	(69,977)	(15,068)	(33,489)	(11,278)	—	(129,812)
Depreciation and amortization	(1,090,444)	(484,931)	(151,461)	(77,651)	—	(1,804,487)
Share of the profit or loss of associates and joint ventures	25,365	2,656	10,553	—	—	38,574
Impairment loss	(2,092)	(3,422)	(7,138)	—	—	(12,652)
Segment profit before income tax	1,686,445	475,957	467,562	30,747	—	2,660,711
Expenditures for segment assets	1,494,844	708,297	201,380	62,143	—	2,466,664

December 31, 2022

Investments accounted for using the equity method	336,518	53,496	87,674	—	—	477,688
Contract assets	158,462	28,039	—	—	—	186,501

Note 1:	Inter-group revenues were eliminated upon consolidation.
Note 2:	The disaggregated product and service type from the Group’s contract with customer is the same as those disclosed in above reportable segment.
b.	Revenue from major products and services

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$218,666,071	$272,543,899	$303,947,502	$9,890,905
Testing service	47,271,074	49,978,736	55,960,182	1,821,028
EMS	204,690,669	239,488,267	301,966,818	9,826,450
Others	6,350,896	7,986,231	8,998,141	292,813

	$476,978,710	$569,997,133	$670,872,643	$21,831,196

c.	Geographical information
The Group’s revenue from external customers by location of headquarter and information about its non-current
assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

United States	$297,117,001	$353,500,361	$446,484,639	$14,529,276
Taiwan	64,829,301	94,598,067	83,655,142	2,722,263
Asia	74,447,091	62,523,167	75,991,902	2,472,890
Europe	39,477,306	57,910,641	63,542,468	2,067,767
Others	1,108,011	1,464,897	1,198,492	39,001

	$476,978,710	$569,997,133	$670,872,643	$21,831,196

2)	Non-current assets

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Taiwan	$252,525,376	$268,036,245	$8,722,299
China	65,375,423	69,283,739	2,254,596
Others	34,702,992	40,537,349	1,319,146

	$352,603,791	$377,857,333	$12,296,041

Non-current
assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.

d.	Major customers
Except one customer from which the operating revenues generated from packaging and EMS segments were NT$145,952,908 thousand, NT$158,624,032 thousand and NT$198,858,465 thousand (US$6,471,151 thousand) for the years ended December 31, 2020, 2021 and 2022, respectively, there was no other operating revenues from a single customer accounting for more than 10% of the Group’s operating revenues for the years ended December 31, 2020, 2021 and 2022.